Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)
Accounts receivable	¥ 1,084,393	¥ 625,997
Allowance for doubtful accounts:
Balance at beginning of the year	(1,180)	(670)
Additions	(1,485)	(510)
Write-offs	1,007	0
Balance at end of the year	(1,658)	(1,180)
Accounts receivable, net	¥ 1,082,735	¥ 624,817	$ 166,414